Investments and Fair Value Measurements	12 Months Ended
Jun. 30, 2012
Investments and Fair Value Measurements
Investments and Fair Value Measurements

Note 7. Investments and Fair Value Measurements

Available-For-Sale Investments

The Company’s investments in marketable debt and equity securities were primarily classified as available-for-sale investments.

At June 30, 2012 the Company’s available-for-sale securities were as follows (in millions):

	Amortized	Gross	Gross
	Cost / Carrying	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
Debt securities:
U.S. treasuries	$52.0	$—	$—	$52.0
Agencies
U.S.	65.1	0.2	—	65.3
Foreign	3.3	—	—	3.3
Municipal bonds & sovereign debt instruments	11.4	—	—	11.4
Asset-backed securities	21.9	0.2	(0.4)	21.7
Corporate securities	183.6	1.3	(0.1)	184.8
Total available-for-sale securities	$337.3	$1.7	$(0.5)	$338.5

The Company generally classifies debt securities as cash equivalents, short-term investments, or long-term investments based on the stated maturities, however certain securities with stated maturities of longer than twelve months which are highly liquid and available to support current operations are classified as current assets. As of June 30, 2012, of the total estimated fair value, $21.3 million was classified as cash equivalents, $315.9 million was classified as short-term investments, and $1.3 million was classified as long-term investments.

In addition to the amounts presented above, at June 30, 2012, the Company’s short-term investments classified as trading securities, related to the deferred compensation plan, were $4.6 million, of which $0.9 million were invested in debt securities, $0.5 million were invested in money market instruments and funds and $3.2 million were invested in equity securities. Trading securities are reported at fair value, with gains or losses resulting from changes in fair value recognized in Interest and other income (expense), net.

During fiscal 2012, 2011 and 2010, the Company recorded other-than-temporary impairment charges of $0.3 million, $0.2 million and $1.4 million, respectively, on asset backed securities.

At June 30, 2012, the Company’s gross unrealized losses on available-for-sale securities, aggregated by type of investment instrument were as follows (in millions):

	Less than	Greater than
	12 Months	12 Months	Total
Asset-backed securities	$—	$0.4	$0.4
Corporate securities	0.1	—	0.1
Total gross unrealized losses	$0.1	$0.4	$0.5

At June 30, 2012, contractual maturities of the Company’s debt securities classified as available-for-sale securities were as follows (in millions):

	Amortized	Estimated
	Cost	Fair Value
Amounts maturing in less than 1 year	$227.1	$228.3
Amounts maturing in 1 - 5 years	108.7	108.9
Amounts maturing more than 5 years	1.5	1.3
Total debt securities	$337.3	$338.5

At July 2, 2011, the Company’s available-for-sale securities were as follows (in millions):

	Amortized	Gross	Gross
	Cost / Carrying	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
Debt securities:
U.S. treasuries	$27.7	$0.1	$—	$27.8
Agencies
U.S.	48.5	0.3	—	48.8
Foreign	3.2	—	—	3.2
Municipal bonds & sovereign debt instruments	7.2	—	—	7.2
Asset-backed securities	20.0	1.0	(0.4)	20.6
Corporate securities	209.1	1.6	—	210.7
Total available-for-sale securities	$315.7	$3.0	$(0.4)	$318.3

The Company generally classifies debt securities as cash equivalents, short-term investments, or long-term investments based on the stated maturities, however certain securities with stated maturities of longer than twelve months which are highly liquid and available to support current operations are classified as current assets. As of July 2, 2011, of the total estimated fair value, $23.7 million was classified as cash equivalents, $291.7 million was classified as short-term investments, and $2.9 million was classified as long-term investments.

In addition to the amounts presented above, at July 2, 2011, the Company’s short-term investments classified as trading securities, related to the deferred compensation plan, were $5.7 million, of which $0.9 million were invested in debt securities, $0.5 million were invested in money market instruments and funds and $4.3 million were invested in equity securities. Trading securities are reported at fair value, with gains or losses resulting from changes in fair value recognized in Interest and other income (expense), net.

At July 2, 2011, the Company’s gross unrealized losses on available-for-sale securities, aggregated by type of investment instrument were as follows (in millions):

	Less than	Greater than
	12 Months	12 Months	Total
Asset-backed securities	$—	$0.4	$0.4
Total gross unrealized losses	$—	$0.4	$0.4

Marketable Equity Investments

As of June 30, 2012 and July 2, 2011, the Company did not hold any marketable equity securities that are classified as available-for-sale securities.

During the first quarter of fiscal 2011, the Company sold the remaining 393,150 shares of common stock in Fabrinet at $10.0 per share and recognized a gain of $3.3 million, the difference between the net proceeds of $3.7 million and the cost of $0.4 million.

During fiscal 2010, the Company recorded net gains on sale of investments of $13.1 million, primarily due to the sale of 1,606,850 shares of common stock in Fabrinet, in connection with their initial public offering, receiving net proceeds of $14.9 million or $9.30 per share, after deduction of 7% of underwriting fees, on June 30, 2010. These shares of common stock had a carrying value of $1.00 per share. As of July 3, 2010, the Company owned 393,150 shares of Fabrinet’s common stock that was previously reported as a long-term investment at a carrying cost of $1.00 per share. Since the Company subsequently sold the remaining shares in the first quarter of fiscal 2011, the Company reported the investment in Fabrinet as a short-term available-for-sale investment held at a fair value of $10.76 per share as of July 3, 2010 and recorded an unrealized gain of approximately $3.8 million in accumulated other comprehensive income.

Fair Value Measurements

Assets measured at fair value at June 30, 2012 are summarized below (in millions):

		Fair value measurement as of June 30, 2012
		Quoted Prices in	Significant
		Active Markets	Other
		for Identical	Observable
		Assets	Inputs
	Total	(Level 1)	(Level 2)
Assets:
Debt available-for-sale securities
U.S. treasuries	$52.0	$52.0	$—
Agencies
U.S.	65.3	—	65.3
Foreign	3.3	—	3.3
Municipal bonds and sovereign debt instruments	11.4	—	11.4
Asset-backed securities	21.7	—	21.7
Corporate securities	184.8	—	184.8
Total debt available-for-sale securities	338.5	52.0	286.5
Money market instruments and funds	350.7	350.7	—
Trading securities	4.6	4.6	—
Total assets (1)	$693.8	$407.3	$286.5

(1)                                 $334.3 million in cash and cash equivalents, $320.5 million in short-term investments, $31.1 million in restricted cash, $6.6 million in other non-current assets, and $1.3 million in long-term investments on the Company’s consolidated balance sheets.

The Company measures its cash equivalents, marketable securities, and foreign currency forward contracts at fair value, which does not materially differ from the carrying values of these instruments in the financial statements.

The Company’s cash and investment instruments are classified within Level 1 or Level 2 of the fair value hierarchy based on quoted prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency.

•                  Level 1 includes financial instruments for which quoted market prices for identical instruments are available in active markets. Level 1 assets of the Company include money market funds and U.S. Treasury securities as they are traded in active markets with sufficient volume and frequency of transactions.

•                  Level 2 includes financial instruments for which the valuations are based on quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities. Level 2 instruments of the Company generally include certain U.S. and foreign government and agency securities, commercial paper, corporate and municipal bonds and notes, asset-backed securities, and foreign currency forward contracts. To estimate their fair value, the Company utilizes pricing models based on market data. The significant inputs for the valuation model usually include benchmark yields, reported trades, broker and dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data, and industry and economic events.

•                  Level 3 includes financial instruments for which fair value is derived from valuation based on inputs that are unobservable and significant to the overall fair value measurement.

There was no transfer between level 1 and level 2 for fiscal year 2012 and 2011.

As of June 30, 2012 and July 2, 2011, the Company did not hold any Level 3 investment securities.

Foreign Currency Forward Contracts

The forward contracts, most with a term of less than 120 days, were transacted near month end; therefore, the fair value of the contracts as of both June 30, 2012 and July 2, 2011, is not significant. The change in the fair value of these foreign currency forward contracts is recorded as income or loss in the Company’s Consolidated Statements of Operations as a component of Interest and other income (expense), net.